Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000238108
Shareholder Report [Line Items]
Fund Name	Cambiar Aggressive Value ETF
Class Name	Cambiar Aggressive Value ETF
Trading Symbol	CAMX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cambiar Aggressive Value ETF (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://cambiar.com/etf/camx/. You can also request this information by contacting us at 1-866-777-8227.
Additional Information Phone Number	1-866-777-8227
Additional Information Website	https://cambiar.com/etf/camx/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cambiar Aggressive Value ETF	$67	0.59%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Performance for the Cambiar Aggressive Value ETF was strong on an absolute basis, gaining 26.16% in fiscal 2024, while unable to keep pace with an even stronger-performing Russell 1000 Value Index. Global stock markets (led by the US) have favored broad investment themes – Artificial Intelligence (AI) in the technology/communications sectors, and anti-obesity drugs in the health care sector are two prominent examples. Outside of these visible themes, productivity-enhancing industrial businesses and a return to pre-Covid travel patterns have driven stocks upward in travel-related businesses. The AI theme happens to touch a high percentage of the largest stocks by capitalization in the overall market, with nine out of the largest ten S&P 500 stocks participating directly or indirectly in AI. Functionally, this kind of thematic bias leads to challenges in managing a more diversified portfolio. In a more concentrated portfolio such as Aggressive Value, a heavier lean to these areas would have been beneficial. The strategy’s positioning in less visible themes, such as a resumption in global industrial expansion (via substantial positions in industrial semiconductor suppliers), a return to normal and predictable volumes in consumer categories (such as spirits and cosmetics), and risks to global energy supply via underinvestment all lagged the markets due to deferred recoveries, still unstable volumes and other market structure issues. There are greater costs to a few misfires in a concentrated strategy, which largely explains the lag in FY2024.

For most of 2023, the market focused on the narrative of an inbound recession, given restrictive monetary policy at the Fed to combat inflation. As inflation receded from troubling levels in 2024, the Fed has begun to reverse course, with weakness in various industrial categories but no outright statistical recession in view. This more supportive monetary backdrop has led to broader market breadth in recent months.

The Aggressive Value ETF benefitted from positive stock selection in the Industrial and Communication Services sectors. We anticipated that demand for commercial aviation would return to pre-COVID levels, but with a more concentrated roster of beneficiaries due to poor business strategies at leading aircraft supplier Boeing and at discount airlines, leading to outsized upside for Airbus and Delta. We also saw outsized gains in earnings and sentiment around investment banking leaders Goldman Sachs and the credit card franchise of American Express. We are happy to see these positions perform well (they have been held since 2020), but would note a large component of the gains stem from an increase in their respective earnings and book multiples this year, with American Express rising from 13x forward earnings to 20x, while Goldman Sachs has seen its valuation expand form 0.93x book to 1.51x. These are just a couple of examples that reveal the extent of stock market emotions.

In 2025 and beyond, equity markets are priced at elevated valuations versus history; additional coincident indicators such as cyclically-adjusted earnings, investment grade corporate bond spreads all reside near historically high and tight levels, respectively. This suggests risk to valuation should cracks emerge in the current façade. Given the Cambiar Aggressive Value ETF’s capacity to concentrate, we are excited by the challenge this setup may represent.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Cambiar Aggressive Value ETFFootnote Reference**	Russell 3000 Index (USD)*	Russell 1000 Value Index (USD)
Oct/14	$10,000	$10,000	$10,000
Oct/15	$10,889	$10,449	$10,053
Oct/16	$9,823	$10,892	$10,693
Oct/17	$11,548	$13,504	$12,595
Oct/18	$10,305	$14,395	$12,977
Oct/19	$11,134	$16,337	$14,432
Oct/20	$10,306	$17,995	$13,340
Oct/21	$15,248	$25,894	$19,178
Oct/22	$13,124	$21,617	$17,836
Oct/23	$14,372	$23,429	$17,860
Oct/24	$18,132	$32,298	$23,392

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Cambiar Aggressive Value ETFFootnote Reference**	26.16%	10.24%	6.13%
Russell 3000 Index (USD)*	37.86%	14.60%	12.44%
Russell 1000 Value Index (USD)	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 57,459,030
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 328,460
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$57,459,030	29	$328,460	45%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Japan	1.9%
United Kingdom	3.2%
Germany	4.0%
Canada	4.2%
France	4.5%
United States	81.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Delta Air Lines	6.3%
CME Group, Cl A	5.3%
Air Lease, Cl A	4.8%
Bristol-Myers Squibb	4.5%
Airbus ADR	4.5%
Labcorp Holdings	4.4%
Comcast, Cl A	4.4%
Medtronic	4.3%
Cenovus Energy	4.2%
Infineon Technologies ADR	4.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-777-8227
Updated Prospectus Web Address	https://cambiar.com/etf/camx/